SCHWAB INVESTMENTS
Schwab® Global Real Estate Fund
SCHWAB CAPITAL TRUST
Schwab® Large-Cap Growth Fund
Schwab® Core Equity Fund
Schwab® International Core Equity Fund
Schwab® Dividend Equity Fund
Schwab® Small-Cap Equity Fund
Schwab® Health Care Fund
(each a fund)
Supplement dated November 10, 2021 to each fund’s currently effective Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
Effective immediately, all references to Jonas Svallin in each fund’s Statutory Prospectus and SAI are hereby deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG116616-00 (11/21)
00267904